OPPENHEIMER
CAPITAL INCOME
FUND

                                     ANNUAL
                                     REPORT

                                 AUGUST 31, 2002


FUND HIGHLIGHTS

PERFORMANCE UPDATE

INVESTMENT STRATEGY DISCUSSION

LISTING OF INDIVIDUAL INVESTMENTS


"WE SOUGHT TO MAKE THE FUND MORE DEFENSIVE THROUGHOUT THE LAST 12 MONTHS. FOR EXAMPLE, DURING THE PAST YEAR WE HAVE GRADUALLY DECREASED THE FUND'S WEIGHTING IN STOCKS AS WE SOUGHT TO LOCK IN GAINS BY SELLING STOCKS THAT REACHED OUR PRICE OBJECTIVES, REDEPLOYING THE PROCEEDS IN SECURITIES THAT APPEARED TO OFFER GREATER FUTURE APPRECIATION POTENTIAL."


                                                        [GRAPHIC OMITTED]

                                                      OPPENHEIMERFUNDS(R)
                                                     The Right Way to Invest

REPORT HIGHLIGHTS

FUND OBJECTIVE
Oppenheimer Capital Income Fund seeks as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation.

    CONTENTS

  1 Letter to Shareholders

  3 An Interview
    with your Fund's Manager

  7 Fund Performance

 11 FINANCIAL
    STATEMENTS

 40 INDEPENDENT AUDITORS' REPORT

 41 Federal Income Tax
    Information

 42 Trustees and Officers

 48 Privacy Policy Notice

---------------------------------

AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 8/31/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A  -17.75%       -22.48%
---------------------------------
Class B  -18.31%       -22.15%
---------------------------------
Class C  -18.30%       -19.07%
---------------------------------
Class N  -17.89%       -18.66%

---------------------------------

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE
NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES ON PAGE 10 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS

DEAR SHAREHOLDER,


As we near the end of 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. When it comes to investing, words like trust, experience and consistency have never been more meaningful.
   Recently, accounting scandals and an overall lack of investor confidence in corporate America have weakened the stock market and caused the prices of many individual securities to drop sharply during the period. On the other hand, the overall bond market has provided some positive returns and stability, helping to provide investors with a safe haven from the equity markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to invest their money.
   Despite the continued challenges, there are signs of a moderate recovery in the U.S. economy. Rooted in a combination of low inflation and little pressure on the Federal Reserve Board to raise interest rates, business conditions are slowly improving, and we believe the prospects for long-term investors look bright. With that said, we expect the economy and markets to return to historical levels and not the exaggerated growth levels that typified the late 1990s and early 2000s.
   Now more than ever, investors can see on two levels the fundamental advantage of mutual funds: diversification. Investors can diversify their portfolios by investing among several types of funds to reduce short-term risks. The right asset allocation among equity and fixed-income funds can help cushion an

[GRAPHIC OMITTED]

JAMES C. SWAIN
OPPENHEIMER
CAPITAL INCOME FUND

JOHN V. MURPHY
PRESIDENT
OPPENHEIMER
CAPITAL INCOME FUND


                      1 | OPPENHEIMER CAPITAL INCOME FUND
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

LETTER TO SHAREHOLDERS

investor's portfolio from tough market conditions. Secondly, mutual funds, while certainly not immune to volatility and declines in either the equity or fixed-income markets, offer clear-cut advantages over direct ownership of individual securities. Because fund portfolios often contain a number of different investments, one security's poor performance usually does not have a dramatic effect on the fund as a whole.
   Your financial advisor is also an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.
   We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds THE RIGHT WAY TO INVEST.

Sincerely,

/s/ JAMES C. SWAIN           /s/ JOHN V. MURPHY
James C. Swain               John V. Murphy
September 23, 2002

THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.



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

AN INTERVIEW WITH YOUR FUND'S MANAGER


PORTFOLIO MANAGER
MICHAEL LEVINE


Q

HOW DID OPPENHEIMER CAPITAL INCOME FUND PERFORM DURING THE 12-MONTH PERIOD THAT ENDED AUGUST 31, 2002?
A. On an absolute basis, the Fund's performance was weaker than we would have liked. Results relative to major stock market indexes, such as the Standard & Poor's 500 Index or the NASDAQ Composite Index, however, were more in line with our expectations. Although we were disappointed with the Fund's negative returns, we continue to be struck by the magnitude of the challenges that investors--especially stock investors--faced throughout the past 12 months.

WHAT WERE SOME OF THESE FACTORS THAT MADE THE INVESTMENT ENVIRONMENT SO CHALLENGING?
The September 11 terrorist attacks seriously derailed financial markets less than two weeks into the reporting period. Stock prices soon made up these initial losses, yet investor sentiment quickly turned negative again when questions arose about the integrity of corporate accounting practices. The questions began last fall with Enron Corp., which hid its debts through a series of complex partnerships. It soon became clear, Enron had company. For example, WorldCom and Adelphia Communications Corporation committed accounting fraud and declared bankruptcy. In addition, corporate greed and abuse was highlighted by Tyco's CEO.
   These accounting and corporate governance concerns overshadowed some positive economic data, including surprisingly strong consumer spending--due largely to continued low interest rates--and further evidence that the economy was rebounding from its recession. In this environment, stock prices fell steadily during the first eight months of 2002. Government and high quality bond prices fared much better, as investors flocked to opportunities offering the potential for safety in an otherwise volatile market. At the same time, lower quality fixed income investments performed very poorly.


                      3 | OPPENHEIMER CAPITAL INCOME FUND
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AN INTERVIEW WITH YOUR FUND'S MANAGER

--------------------------------------------------------------------------------
EVEN IF STOCKS RECOVER SOME OF THEIR LOSSES, THE CURRENT MARKET REMAINS VULNERABLE TO FUTURE SHOCKS. IN THIS ENVIRONMENT, WE BELIEVE THAT THE BEST PROTECTION IS A STRONG DEFENSE.
--------------------------------------------------------------------------------

IN LIGHT OF THESE FACTORS, HOW DID YOU MANAGE THE FUND?
We sought to make the Fund more defensive throughout the last 12 months. For example, during the past year we have gradually decreased the Fund's weighting in stocks while increasing its weighting in fixed-income securities. As of August 31, 2002, stocks made up approximately 54% of portfolio assets, while fixed-income investments represented approximately 47%. We were particularly attracted to government and high-grade corporate bonds, which investors prized for their stability. We also invested in a variety of convertible bonds, which, besides providing regular income, can be redeemed for stock once a certain stock price is reached.
   Our changes to the Fund's equity portfolio during the last
12 months were relatively modest. We sought to lock in gains by selling stocks that reached our price objectives, redeploying the proceeds in securities that appeared to offer greater future appreciation potential. For example, we sold some of our holdings in bank stocks. In their place, we added to our holdings in the property and casualty insurance sector, which we believe may provide a better near-term investment opportunity.

WHAT WERE SOME SECURITIES THAT HELPED PERFORMANCE?
As we mentioned, bank stocks were strong performers during the period. Bank of America Corp., formerly one of the Fund's largest holdings, produced strong results, as did Bank One Corp. and Wachovia Corp. All were large banks benefiting from the low-interest-rate environment and reasonable valuations. We also benefited from owning stock in Philip Morris Cos., Inc., which was the Fund's largest equity holding as of August 31, 2002. Many investors viewed Philip Morris, a tobacco and food manufacturer, as somewhat of a safe haven. Besides offering a reasonable valuation and high dividend yield, the company's core businesses held up extremely well despite the economic slowdown.


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------------------------

AVERAGE ANNUAL
TOTAL RETURNS WITH
SALES CHARGE

For the Periods Ended
9/30/02(1)

Class A
1-Year  5-Year 10-Year
------------------------
-20.79% -1.36%   7.44%

Class B        Since
1-Year  5-Year Inception
------------------------
-20.56% -1.23%   6.51%

Class C        Since
1-Year  5-Year Inception
------------------------
-17.42% -0.98%   5.54%

Class N        Since
1-Year  5-Year Inception
------------------------
-16.90% N/A    -15.54%

------------------------

DID ANY SECURITIES HURT RESULTS?
Unfortunately, accounting and corporate governance concerns had a substantial impact on Fund performance. Adelphia Communications Corp., formerly the sixth-largest U.S. cable operator, was one such company. We owned Adelphia convertible bonds as well as a small amount of convertible preferred stock. When it became clear that the company produced fraudulent financial statements and was deeply in debt, our holdings realized significant losses before we were able to sell them. Other cable companies, such as Charter Communications, Inc., were dragged down because of "guilt by association" with Adelphia, in our opinion. As of August 31, 2002, we continued to own Charter Communications convertible bonds because we believe that the company's financial position appears solid.
   Also hurting results was Tyco International Ltd., whose stock we still held at period-end. In addition to having concerns about the company's accounting methods--concerns that we have not shared--investors reacted strongly when Tyco's chief executive was indicted for tax fraud. Despite the stock's poor recent performance, we believe that Tyco's problems may stem more from personal improprieties than deep-rooted business problems.

WHAT IS YOUR NEAR-TERM OUTLOOK?
Accounting concerns appear to be easing somewhat, which is helping to stabilize the market. Despite evidence that the economy may be backing up, we are looking for a continued gradual economic recovery. With bond yields near historic lows, stocks may start to look like a more compelling opportunity. We are cautiously optimistic that the market will finally take its cue and turn in moderately better performance.

1. See Notes on page 10 for further details.


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

AN INTERVIEW WITH YOUR FUND'S MANAGER

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

-----------------------
PORTFOLIO ALLOCATION(2)


Bonds    50.1%
Stocks   49.9
-----------------------


   We are comfortable with the Fund's current allocation between stocks and bonds. Even if stocks recover some of their losses, the current market remains vulnerable to future shocks. In this environment, we believe that the best protection is a strong defense. Maintaining a diversified portfolio may help cushion the Fund against future declines. As long as market uncertainty remains widespread, we believe such a strategy is THE RIGHT WAY TO INVEST.


TOP TEN COMMON STOCK HOLDINGS(3)
-------------------------------------------------------------
Philip Morris Cos., Inc.                                 4.9%
-------------------------------------------------------------
Kinder Morgan Management LLC                             3.0
-------------------------------------------------------------
Citigroup, Inc.                                          2.9
-------------------------------------------------------------
CSK Auto Corp.                                           2.5
-------------------------------------------------------------
Washington Mutual, Inc.                                  2.5
-------------------------------------------------------------
J.P. Morgan Chase & Co.                                  2.0
-------------------------------------------------------------
Everest Re Group Ltd.                                    1.9
-------------------------------------------------------------
FleetBoston Financial Corp.                              1.9
-------------------------------------------------------------
Tyco International Ltd.                                  1.2
-------------------------------------------------------------
U.S. Bancorp                                             1.2


TOP FIVE COMMON STOCK INDUSTRIES(3)
-------------------------------------------------------------
Banks                                                    8.1%
-------------------------------------------------------------
Diversified Financials                                   6.5
-------------------------------------------------------------
Tobacco                                                  5.8
-------------------------------------------------------------
Gas Utilities                                            5.6
-------------------------------------------------------------
Insurance                                                3.9


2. Portfolio is subject to change. Percentages are as of August 31, 2002, and are based on total market value of investments.
3. Portfolio is subject to change. Percentages are as of August 31, 2002, and are based on net assets.


                      6 | OPPENHEIMER CAPITAL INCOME FUND
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

FUND PERFORMANCE

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION, BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2002, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.
MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the fiscal year that ended August 31, 2002, Oppenheimer Capital Income Fund's performance was positively influenced by the strong results generated by fixed-income securities, and negatively influenced by the continued challenging environment for equities. The primary factors generating stock market weakness were a slow economy and investor distrust of corporate financial statements. As the period progressed, the manager gradually shifted a portion of the Fund's equity holdings into high-quality, fixed-income securities, an approach that was favorable to total returns. Stocks remaining in the Fund conformed to the manager's investment approach, which seeks companies with reasonably priced stocks and sustainable growth rates.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in Class A, Class B, Class C and Class N shares of the Fund held until August 31, 2002. In the case of Class A shares, performance is measured over a ten-year period, and in the case of Class B shares, performance is measured from the inception of the class on August 17, 1993. In the case of Class C shares, performance is measured from the inception of the class on November 1, 1995. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index. The S&P 500 Index is a broad based index of U.S. equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the S&P 500 index, which does not include debt securities.


                      7 | OPPENHEIMER CAPITAL INCOME FUND
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

FUND PERFORMANCE

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                   Oppenheimer Capital             Standard & Poor's
                  Income Fund (Class A)                500 Index
06/30/1992              $9,425.00                     $10,000.00
09/30/1992               9,652.00                      10,315.00
12/31/1992              10,012.00                      10,834.00
03/31/1993              10,699.00                      11,306.00
06/30/1993              11,005.00                      11,361.00
09/30/1993              11,402.00                      11,653.00
12/31/1993              11,471.00                      11,923.00
03/31/1994              11,043.00                      11,472.00
06/30/1994              11,077.00                      11,520.00
09/30/1994              11,546.00                      12,082.00
12/31/1994              11,151.00                      12,080.00
03/31/1995              11,947.00                      13,255.00
06/30/1995              12,812.00                      14,518.00
09/30/1995              13,788.00                      15,671.00
12/31/1995              14,264.00                      16,614.00
03/31/1996              14,917.00                      17,505.00
06/30/1996              15,196.00                      18,290.00
08/31/1996(1)           15,156.00                      17,852.00
11/30/1996              17,350.00                      20,839.00
02/28/1997              18,209.00                      21,872.00
05/31/1997              18,750.00                      23,584.00
08/31/1997              20,217.00                      25,104.00
11/30/1997              21,509.00                      26,778.00
02/28/1998              23,069.00                      29,524.00
05/31/1998              23,852.00                      30,814.00
08/31/1998              21,463.00                      27,142.00
11/30/1998              24,209.00                      33,120.00
02/28/1999              23,968.00                      35,358.00
05/31/1999              24,865.00                      37,295.00
08/31/1999              23,830.00                      37,947.00
11/30/1999              23,074.00                      40,040.00
02/29/2000              21,785.00                      39,504.00
05/31/2000              24,424.00                      41,200.00
08/31/2000              25,554.00                      44,135.00
11/30/2000              24,718.00                      38,348.00
02/28/2001              27,257.00                      36,267.00
05/31/2001              28,753.00                      36,854.00
08/31/2001              27,302.00                      33,377.00
11/30/2001              26,129.00                      33,665.00
02/28/2002              25,569.00                      32,819.00
05/31/2002              26,007.00                      31,755.00
08/31/2002              22,455.00                      27,373.00

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES OF THE FUND AT 8/31/02(2) 1-YEAR -22.48% 5-YEAR 0.92% 10-YEAR 8.23%

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      Oppenheimer Capital       Standard & Poor's
                     Income Fund (Class B)          500 Index
 8/17/93                  $10,000.00               $10,000.00
 9/30/93                   10,133.00                 9,923.00
12/31/93                   10,161.00                10,153.00
 3/31/94                    9,763.00                 9,769.00
 6/30/94                    9,765.00                 9,810.00
 9/30/94                   10,162.00                10,288.00
12/31/94                    9,792.00                10,287.00
 3/31/95                   10,474.00                11,287.00
 6/30/95                   11,216.00                12,363.00
 9/30/95                   12,040.00                13,345.00
12/31/95                   12,434.00                14,147.00
 3/31/96                   12,971.00                14,907.00
 6/30/96                   13,188.00                15,575.00
 8/31/96(1)                13,141.00                15,202.00
11/30/96                   15,013.00                17,745.00
 2/28/97                   15,715.00                18,625.00
 5/31/97                   16,142.00                20,083.00
 8/31/97                   17,369.00                21,377.00
11/30/97                   18,455.00                22,803.00
 2/28/98                   19,759.00                25,141.00
 5/31/98                   20,372.00                26,240.00
 8/31/98                   18,292.00                23,113.00
11/30/98                   20,611.00                28,204.00
 2/28/99                   20,359.00                30,109.00
 5/31/99                   21,087.00                31,759.00
 8/31/99                   20,167.00                32,314.00
11/30/99                   19,527.00                34,096.00
 2/29/00                   18,436.00                33,640.00
 5/31/00                   20,669.00                35,084.00
 8/31/00                   21,626.00                37,583.00
11/30/00                   20,918.00                32,656.00
 2/28/01                   23,067.00                30,883.00
 5/31/01                   24,333.00                31,383.00
 8/31/01                   23,105.00                28,422.00
11/30/01                   22,113.00                28,667.00
 2/28/02                   21,638.00                27,947.00
 5/31/02                   22,009.00                27,041.00
 8/31/02                   19,003.00                23,310.00

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES OF THE FUND AT 8/31/02(2) 1-YEAR -22.15% 5-YEAR 1.08% SINCE INCEPTION 7.36%

1. The Fund changed its fiscal year end from June to August.
2. See Notes on page 10 for further details.



                      8 | OPPENHEIMER CAPITAL INCOME FUND
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


CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                    Oppenheimer Capital               Standard & Poor's
                   Income Fund (Class C)                  500 Index
11/01/1995                 $10,000.00                       $10,000.00
12/31/1995                  10,420.00                        10,438.00
03/31/1996                  10,864.00                        11,104.00
06/30/1996                  11,050.00                        11,669.00
08/31/1996(1)               11,001.00                        11,432.00
11/30/1996                  12,569.00                        13,345.00
02/28/1997                  13,169.00                        14,007.00
05/31/1997                  13,525.00                        15,104.00
08/31/1997                  14,555.00                        16,077.00
11/30/1997                  15,458.00                        17,149.00
02/28/1998                  16,541.00                        18,907.00
05/31/1998                  17,068.00                        19,734.00
08/31/1998                  15,327.00                        17,382.00
11/30/1998                  17,260.00                        21,211.00
02/28/1999                  17,049.00                        22,643.00
05/31/1999                  17,659.00                        23,884.00
08/31/1999                  16,883.00                        24,301.00
11/30/1999                  16,320.00                        25,642.00
02/29/2000                  15,384.00                        25,299.00
05/31/2000                  17,209.00                        26,385.00
08/31/2000                  17,964.00                        28,264.00
11/30/2000                  17,335.00                        24,559.00
02/28/2001                  19,093.00                        23,226.00
05/31/2001                  20,086.00                        23,602.00
08/31/2001                  19,042.00                        21,375.00
11/30/2001                  18,194.00                        21,559.00
02/28/2002                  17,782.00                        21,018.00
05/31/2002                  18,030.00                        20,336.00
08/31/2002                  15,557.00                        17,530.00


AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES OF THE FUND AT 8/31/02(2) 1-YEAR -19.07% 5-YEAR 1.34% SINCE INCEPTION 6.68%

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Capital Income Fund (Class N)
     Standard & Poor's 500 Index

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    Oppenheimer Capital              Standard & Poor's
                   Income Fund (Class N)                 500 Index
 3/1/01                 $10,000.00                      $10,000.00
 5/31/01                 10,520.00                       10,162.00
 8/31/01                  9,982.00                        9,203.00
 11/30/01                 9,550.00                        9,283.00
 2/28/02                  9,335.00                        9,049.00
 5/31/02                  9,485.00                        8,756.00
 8/31/02                  8,121.00                        7,548.00

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES OF THE FUND AT 8/31/02(2) 1-YEAR -18.66% SINCE INCEPTION -12.96%

THE PERFORMANCE INFORMATION FOR THE S&P 500 INDEX IN THE GRAPHS BEGINS ON 6/30/92 FOR CLASS A, 8/31/93 FOR CLASS B, 10/31/95 FOR CLASS C AND 2/28/01 FOR CLASS N.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.


                      9 | OPPENHEIMER CAPITAL INCOME FUND
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

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 12/1/70. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was higher prior to 10/18/91, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     10 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF INVESTMENTS  AUGUST 31, 2002


                                                                                                MARKET VALUE
                                                                                SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS--42.3%
--------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.5%
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.5%
CSK Auto Corp.(1,2)                                                          1,862,614        $   23,562,067
--------------------------------------------------------------------------------------------------------------
CSK Auto Corp.(1,2,3)                                                        4,524,886            57,239,808
                                                                                              ----------------
                                                                                                  80,801,875
--------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.8%
--------------------------------------------------------------------------------------------------------------
TOBACCO--5.8%
Loews Corp./Carolina Group                                                     775,000            20,072,500
--------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.(4)                                                  2,250,000           112,500,000
                                                                                              ----------------
                                                                                                 132,572,500
--------------------------------------------------------------------------------------------------------------
ENERGY--3.3%
--------------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
ChevronTexaco Corp.                                                            200,000            15,326,000
--------------------------------------------------------------------------------------------------------------
Conoco, Inc.                                                                   250,000             6,137,500
--------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                           1,025,000            25,368,750
--------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                         450,000            23,661,000
--------------------------------------------------------------------------------------------------------------
Unocal Corp.(4)                                                                150,000             4,960,500
                                                                                              ----------------
                                                                                                  75,453,750
--------------------------------------------------------------------------------------------------------------
FINANCIALS--19.5%
--------------------------------------------------------------------------------------------------------------
BANKS--8.1%
Charter One Financial, Inc.                                                    750,000            25,275,000
--------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                  1,750,000            42,227,500
--------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                         500,000            13,825,000
--------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                   400,000            18,436,000
--------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                 1,275,000            27,399,750
--------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.(4)                                                   1,500,000            56,715,000
                                                                                              ----------------
                                                                                                 183,878,250
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--6.5%
CIT Group, Inc.(1)                                                             775,000            16,856,250
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                              2,050,000            67,137,500
--------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                  500,000            18,055,000
--------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                      1,750,000            46,200,000
                                                                                              ----------------
                                                                                                 148,248,750


                     11 | OPPENHEIMER CAPITAL INCOME FUND
                        |


STATEMENT OF INVESTMENTS  CONTINUED


                                                                                                MARKET VALUE
                                                                                SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
INSURANCE--3.9%
ACE Ltd.                                                                       222,100        $    7,065,001
--------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                          815,000            44,173,000
--------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                             475,000            20,643,500
--------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. B(1)                                    181,969             2,964,275
--------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                         200,000            14,722,000
                                                                                              ----------------
                                                                                                  89,567,776
--------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
Anthracite Capital, Inc.                                                       925,000            11,423,750
--------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust                                                          380,000            10,013,000
                                                                                              ----------------
                                                                                                  21,436,750
--------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.0%
--------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
Bristol-Myers Squibb Co.                                                       525,000            13,098,750
--------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                200,000             8,740,000
                                                                                              ----------------
                                                                                                  21,838,750
--------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.2%
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
Tyco International Ltd.                                                      1,750,000            27,457,500
--------------------------------------------------------------------------------------------------------------
MATERIALS--0.6%
--------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Lyondell Chemical Co.                                                           34,000               487,220
--------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Sappi Ltd., Sponsored ADR                                                    1,072,500            13,245,375
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
BellSouth Corp.                                                                225,000             5,247,000
--------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                       400,000             9,896,000
--------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                   300,000             9,300,000
                                                                                              ----------------
                                                                                                  24,443,000


--------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Corp.                                                                   1,000,000            12,220,000
--------------------------------------------------------------------------------------------------------------
UTILITIES--5.8%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
Exelon Corp.                                                                   100,000             4,682,000
--------------------------------------------------------------------------------------------------------------
GAS UTILITIES--5.6%
El Paso Corp.                                                                  599,330            10,134,670
--------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP                                               108,500             3,532,760


                     12 | OPPENHEIMER CAPITAL INCOME FUND
                        |

                                                                                                MARKET VALUE
                                                                                SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
GAS UTILITIES Continued
Kinder Morgan Management LLC                                                 2,155,969        $   69,012,568
--------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                          1,070,000            44,073,300
                                                                                              ----------------
                                                                                                 126,753,298
--------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.0%
Dynegy, Inc.                                                                   175,000               364,000
                                                                                              ----------------
Total Common Stocks (Cost $774,220,217)                                                          963,450,794

--------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--10.3%
--------------------------------------------------------------------------------------------------------------
ACE Ltd., 8.25% Cv. Preferred Redeemable Increased Dividend
Equity Securities, Non-Vtg.                                                    325,000            21,693,750
--------------------------------------------------------------------------------------------------------------
Broadwing Communications, Inc., 12.50% Jr. Exchangeable Cum.,
Series B, Non-Vtg.(3)                                                            3,500               350,000
--------------------------------------------------------------------------------------------------------------
California Federal Preferred Capital Corp., 9.125% Non-Cum.
Exchangeable, Series A, Non-Vtg.                                               100,000             2,655,000
--------------------------------------------------------------------------------------------------------------
Duke Energy Corp., 8% Cv. Equity Units, Series B (each equity unit consists of units referred to as corporate units with a stated value of $25 per corporate unit; each corporate unit consists of a purchase contract to purchase Duke Energy Corp. common stock and $25 principal
amount of Duke Capital Corp., 4.32% sr. nts., 2006), Non-Vtg.(5)               108,100             2,248,480
--------------------------------------------------------------------------------------------------------------
El Paso Corp., 9% Cv. Equity Security Units (each unit has a stated
value of $50 and consists of a purchase contract to purchase El
Paso Corp. common stock and $50 principal amount of El Paso
Corp., 6.14% sr. nts., 8/16/07)(5)                                             375,000            16,537,500
--------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.                 400,000            11,700,000
--------------------------------------------------------------------------------------------------------------
Equity Securities Trust I, 6.50% Cv., Series CVC                               875,000            12,118,750
--------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust Preferred
Securities, Non-Vtg.                                                           225,000            10,338,750
--------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 8% Redeemable Cv., Non-Vtg.                          30,000            13,777,500
--------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Equity Units (each unit consists of units referred to as corporate units which consist of $25 principal amount of
NRG Energy, Inc., 6.50% sr. debs., 5/16/01 and a purchase contract
to purchase NRG Energy, Inc. common stock), Non-Vtg.(5)                        456,100             1,377,422
--------------------------------------------------------------------------------------------------------------
National Australia Bank Ltd., ExCaps (each ExCap consists of $25 principal amount of 7.875% Perpetual Capital Security and a
purchase contract entitling the holder to exchange ExCaps for
ordinary shares of the Bank)(5)                                                500,000            16,825,000
--------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 6.75% Cv. Equity Security Units (each unit consists of a contract to purchase Prudential Financial, Inc.
common stock and a redeemable capital security of Prudential
Financial Capital Trust I)(5)                                                  242,500            12,677,900
--------------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv., Non-Vtg.(6)                                     400,000             3,926,400
--------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 2% Cv. Zero-Premium Exchangeable Sub. Nts.
(exchangeable for cash based on value of Time Warner, Inc. common stock)     1,175,000            22,301,500


                     13 | OPPENHEIMER CAPITAL INCOME FUND
                        |


STATEMENT OF INVESTMENTS  CONTINUED


                                                                                                MARKET VALUE
                                                                                SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
--------------------------------------------------------------------------------------------------------------
Sempra Energy, 8.50% Cv. Equity Units (each equity unit consists of income equity units, each with a stated value of $25 and
consists of a purchase contract to purchase Sempra Energy
common stock and $25 principal amount of Sempra Energy,
5.60% sr. nts., 5/17/07)(5)                                                    675,000        $   16,341,750
--------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 7.25% Cum. Cv  Preferred Income Equity Redeemable Stock       700,000            10,164,000
--------------------------------------------------------------------------------------------------------------
Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity
Redeemable Stock Units (each unit consists of one preferred plus one warrant to purchase 5.3355 shares of Sovereign Bancorp
common stock)(5)                                                               225,000            18,900,000
--------------------------------------------------------------------------------------------------------------
Toys R Us, Inc., 6.25% Cv. Equity Security Units (each equity security unit has a stated amount of $50 and consists of a contract to purchase
Toys R Us, Inc. common stock and $50 principal amount of Toys R Us, Inc.,
6.25% sr. nts., 8/16/07)(5)                                                     40,000             1,674,400
--------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.              512,500            11,403,125
--------------------------------------------------------------------------------------------------------------
Union Pacific Capital Trust, 6 25% Cum. Cv. Term Income Deferrable
Equity Securities, Non-Vtg.                                                    140,000             7,227,500
--------------------------------------------------------------------------------------------------------------
United Rental Trust I, 6.50% Cv  Quarterly Income Preferred Securities,
Non-Vtg.                                                                       375,000            10,218,750
--------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 7.75% Cv  Premium Equity Participating Security           250,000             6,507,500
--------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 9% Cv. Flexible Equity-Linked Security PACS
Units [each unit is referred to as Income PACS, each has a stated
amount of $25 and consists of a purchase contract to purchase
Williams Cos., Inc. (The) common stock and $25 principal amount
of Williams Cos., Inc., (The), 6.50% sr. nts., 2/16/07], Non-Vtg.(5)           500,000             3,915,000
                                                                                              ----------------
Total Preferred Stocks (Cost $311,341,613)                                                       234,879,977

                                                                             PRINCIPAL
                                                                                AMOUNT
--------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--8 1%
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
Participation Certificates, 9%, 8/1/22-5/1/25                             $    846,261               937,249
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 9/25/32(7)                                                             126,000,000           128,441,250
6.50%, 9/1/32(7)                                                            30,000,000            30,975,000
7%, 9/25/32(7)                                                              15,000,000            15,623,430
--------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-WF1, Cl. A2, 7.319%, 11/15/28(6,8)                 4,031,143             4,124,048
--------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2002-AR10, Cl. A1, 2.359%, 10/25/32(3,8)   4,070,000             4,072,544
                                                                                                --------------
Total Mortgage-Backed Obligations (Cost $183,027,411)                                            184,173,521

--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.9%
--------------------------------------------------------------------------------------------------------------
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2002-B, Cl  A2, 2.20%, 4/6/05                           2,810,000             2,810,000
--------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Certificates,
Series 2002-D, Cl. A2A, 2.13%, 3/15/05(3)                                    5,140,000             5,139,560


                     14 | OPPENHEIMER CAPITAL INCOME FUND
                        |

                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2002-2, Cl. A1, 1.91%, 4/15/07(3)                                  $  3,080,000        $    3,072,300
--------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Mtg. Obligations,
Series 2002-3, Cl. A2, 2.26%, 12/18/04                                       3,560,000             3,570,819
--------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2002-2, Cl. A2, 2.15%, 12/19/05(3)                                    2,570,000             2,566,659
--------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Auto Receivable Nts.,
Series 2002-C, Cl. A2, 1.94%, 9/15/04                                        3,730,000             3,729,869
                                                                                              ----------------
Total Asset-Backed Securities (Cost $20,888,706)                                                  20,889,207

--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7 4%
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 6.25%, 7/15/32                 4,000,000             4,390,240
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn  Unsec. Nts., 6.375%, 6/15/09                 9,500,000            10,731,418
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12                                                             22,060,000            22,486,552
5.375%, 2/15/31                                                             32,635,000            34,816,193
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.25%, 8/15/07                                                              18,085,000            18,124,570
5%, 2/15/11                                                                 30,000,000            32,146,890
6.50%, 2/15/10                                                              39,600,000            46,297,984
                                                                                              ----------------
Total U.S. Government Obligations (Cost $161,841,334)                                            168,993,847

--------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.0%
--------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $950,438)                     940,000               964,675

--------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--8.9%
--------------------------------------------------------------------------------------------------------------
AT&T Corp., 8% Sr. Nts., 11/15/31                                            3,810,000             3,382,327
--------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7 50% Sr. Unsec. Nts., 5/1/07                  6,000,000             5,285,970
--------------------------------------------------------------------------------------------------------------
AXA Group, 8.60% Unsec. Sub. Nts., 12/15/30                                  1,650,000             1,828,603
--------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 7.45% Unsec  Debs., 8/1/29                                1,845,000             2,027,365
--------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                     4,000,000             3,920,000
8.50% Sr. Sub. Nts., 12/1/08                                                 2,500,000             2,500,000
--------------------------------------------------------------------------------------------------------------
American International Group, Inc./SunAmerica Global Financing VI,
6.30% Sr. Sec. Nts., 5/10/11(6)                                              1,365,000             1,469,799
--------------------------------------------------------------------------------------------------------------
Amtran, Inc., 9.625% Nts., 12/15/05                                          3,000,000             1,425,000
--------------------------------------------------------------------------------------------------------------
Anthem, Inc., 6.80% Bonds, 8/1/12                                            1,430,000             1,482,848
--------------------------------------------------------------------------------------------------------------
Auburn Hills Trust, 12% Gtd. Exchangeable Certificates, 5/1/20(8)            5,000,000             7,568,545
--------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07(3)                                    2,500,000             2,687,500
--------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12(6)                            800,000               808,000
--------------------------------------------------------------------------------------------------------------
BellSouth Corp., 5% Nts., 10/15/06                                           1,885,000             1,905,961
--------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.65% Sr  Unsec. Nts., 5/15/06                         1,750,000             1,801,100
--------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                300,000               312,000
--------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co., 5.75% Nts., 10/1/11                                1,780,000             1,842,855


                     15 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF INVESTMENTS  CONTINUED

                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp., 5.90% Sr. Nts., 7/1/12                $  1,355,000        $    1,419,118
--------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr  Unsec. Debs., 7/15/18                         3,000,000             2,280,000
--------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Unsec  Nts., 6/15/06(2)                             10,000,000            10,612,500
--------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 4.45% Nts., 6/30/05                                   1,360,000             1,405,805
--------------------------------------------------------------------------------------------------------------
Carolina Power & Light Co., 6.50% Nts., 7/15/12                                270,000               288,134
--------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125% Sr. Unsec. Nts., 4/1/11                      5,000,000             4,925,000
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25% Sub. Nts.  10/1/10                                    2,760,000             3,096,916
--------------------------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9 50% Sr. Unsec. Sub. Nts., 4/1/09               300,000               312,750
--------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.75% Nts., 4/15/07                  1,750,000             1,839,901
--------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31                          15,000                17,537
--------------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                                            1,125,000             1,187,205
--------------------------------------------------------------------------------------------------------------
Deutsche Telekom International BV, 8.25% Unsec. Unsub. Nts., 6/15/05(8)      1,800,000             1,905,345
--------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., 7.25% Sr  Nts., 5/1/09                                    500,000               515,973
--------------------------------------------------------------------------------------------------------------
EOP Operating LP, 7.34% Unsec  Nts., 11/15/07                                  110,000               122,651
--------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr  Unsec. Nts., 2/1/09                           7,500,000             7,500,000
--------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09   9,000,000             9,000,000
--------------------------------------------------------------------------------------------------------------
Entravision Communications Corp.  8.125% Sr. Sub. Nts., 3/15/09                400,000               411,000
--------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                        1,500,000             1,402,500
--------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 10.375% Sr. Unsec. Nts., 10/1/07              2,500,000             2,625,000
--------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.30% Sr. Nts., 4/1/09                    1,850,000             1,938,794
--------------------------------------------------------------------------------------------------------------
Ferrellgas Partners LP, 9.375% Sr. Sec. Nts., Series B, 6/15/06(3)           5,000,000             5,175,000
--------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 9.25% Sr. Nts., 6/15/10                                  5,000,000             4,850,000
--------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                                         5,370,000             4,686,318
--------------------------------------------------------------------------------------------------------------
France Telecom SA, 7.70% Sr. Unsec. Nts., 3/1/06(8)                            760,000               789,230
--------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.:
6% Nts., 6/15/12                                                               550,000               579,680
6.75% Nts., Series A, 3/15/32                                                1,100,000             1,176,004
--------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.  6.875% Unsec. Unsub. Nts., 8/28/12(3)       3,480,000             3,440,484
--------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr  Nts., Series C, 12/1/08                     10,000,000             9,737,500
--------------------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9.25% Sr. Unsec. Sub. Nts.,
  2/1/06                                                                     4,200,000             4,284,000
--------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09(6)                         400,000               412,000
--------------------------------------------------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts., 12/1/05                                         5,000,000             3,725,000
--------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts. 8/15/08                                      2,000,000             2,050,000
--------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                       1,000,000             1,017,500
--------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 6.625% Sub. Nts., 3/15/12                           1,000,000             1,058,874
--------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 5% Nts., 7/27/07(6)                          2,770,000             2,855,319
--------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12(6)              1,600,000             1,448,000
--------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09              6,000,000             5,730,000
--------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.50% Bonds, 11/1/31                                      1,350,000             1,451,086
--------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.75% Nts., 4/15/12                                        1,710,000             1,847,216
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.625% Nts., 1/18/12                           675,000               723,073

                     16 | OPPENHEIMER CAPITAL INCOME FUND
                        |



                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 8.20% Nts., 12/1/09                                $  1,060,000        $    1,262,575
--------------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 6.625% Sub. Nts., 6/15/12                              1,520,000             1,459,743
--------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                        825,000               838,289
--------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                     1,230,000             1,209,436
--------------------------------------------------------------------------------------------------------------
Nortek, Inc., 9.125% Sr. Unsec  Nts., Series B, 9/1/07                       7,500,000             7,631,250
--------------------------------------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                1,000,000             1,005,000
--------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7% Nts., 9/1/22(3)                              1,320,000             1,333,200
--------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08             3,224,000             3,401,320
--------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr  Sub. Nts., 9/15/27                              620,000               651,000
--------------------------------------------------------------------------------------------------------------
Pharmacia Corp., 6.60% Sr. Unsec. Nts., 12/1/28(9)                             620,000               672,677
--------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25(6)                   2,080,000             2,294,993
--------------------------------------------------------------------------------------------------------------
Pulte Corp., 8.125% Sr. Unsec  Nts., 3/1/11                                  1,350,000             1,486,308
--------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                 14,284,000             2,928,220
--------------------------------------------------------------------------------------------------------------
Raytheon Co., 5.70% Sr. Unsec  Nts., 11/1/03                                 2,280,000             2,327,891
--------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6 75% Bonds, 8/1/11                               970,000             1,045,671
--------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13                             5,000,000             2,925,000
--------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                              1,000,000             1,040,000
10.875% Sr. Sub. Nts., 4/1/08                                                1,000,000             1,020,000
--------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.:
5.75% Sr. Nts., 5/2/06                                                         590,000               618,067
5.875% Nts., 8/15/12                                                         1,080,000             1,099,074
--------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec  Nts., 7/16/07                                1,430,000             1,452,770
--------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.875% Unsec. Nts., 11/15/06                       1,305,000             1,404,017
--------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Sub. Nts., 3/15/12                    1,000,000               995,000
--------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts.  3/15/32                                      870,000               675,072
--------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                           300,000               289,500
--------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.375% Sr. Nts., 12/1/11                             1,410,000             1,476,957
--------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                             1,000,000               987,500
--------------------------------------------------------------------------------------------------------------
United Auto Group, Inc., 9.625% Sr. Sub. Nts., 3/15/12(6)                      400,000               406,000
--------------------------------------------------------------------------------------------------------------
Viacom, Inc., 7.70% Sr. Unsec  Nts., 7/30/10                                   700,000               801,224
--------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10 375% Sr. Unsec. Nts., 11/15/09                   64,000                64,320
--------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                    1,180,000             1,192,288
--------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 7.30% Nts., 2/8/05                                    1,160,000             1,244,701
--------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.75% Bonds, 5/15/32(6)                              1,170,000             1,149,179
--------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.  6.375% Nts., 1/15/12                          960,000             1,013,193
--------------------------------------------------------------------------------------------------------------
World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                 1,000,000             1,004,751
--------------------------------------------------------------------------------------------------------------
Wyeth, 5.875% Nts., 3/15/04                                                  1,400,000             1,438,842
                                                                                              ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $206,055,306)                              201,935,314


                     17 | OPPENHEIMER CAPITAL INCOME FUND
                        |


STATEMENT OF INVESTMENTS  CONTINUED


                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--23.1%
--------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.8%
--------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Royal Carribean Cruises Ltd., Zero Coupon Cv. Sr. Unsec. Unsub.
Liquid Yield Option Nts., 5.25%, 2/2/21(10)                               $ 37,500,000        $   12,750,000
--------------------------------------------------------------------------------------------------------------
MEDIA--8.7%
America Online, Inc., Zero Coupon Cv. Nts., 3.81%, 12/6/19(10)              54,000,000            27,472,500
--------------------------------------------------------------------------------------------------------------
Charter Communications, Inc.:
4.75% Cv. Sr. Unsec. Nts., 6/1/06                                           45,000,000            20,700,000
5.75% Cv. Sr. Unsec. Nts., 10/15/05                                         80,000,000            41,200,000
--------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 1.50% Cv. Nts., 12/1/02                 10,000,000             9,950,000
--------------------------------------------------------------------------------------------------------------
Liberty Media Corp.:
3.25% Sr. Exchangeable Debs., 3/15/31 (exchangeable for Viacom, Inc.,
Cl. B common stock)(6)                                                      15,000,000            13,612,500
3.25% Sr. Exchangeable Unsec. Debs., 3/15/31 (exchangeable for
Viacom, Inc., Cl. B common stock or cash based on the value thereof)        57,000,000            51,727,500
3.50% Sr. Exchangeable Debs., 1/15/31 (exchangeable for Motorola, Inc.
common stock or cash based on the value of that stock)                      12,500,000             8,140,625
3.75% Sr. Exchangeable Debs., 2/15/30 (exchangeable for Sprint Corp.
PCS common stock, series 1 or cash based on the value of that stock)        19,750,000             9,010,938
4% Sr. Exchangeable Debs., 11/15/29 (exchangeable for Sprint Corp.
PCS common stock, series 1 or cash based on the value of that stock)        32,750,000            16,047,500
                                                                                              ----------------
                                                                                                 197,861,563
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
Gap, Inc. (The), 5.75% Cv. Sr  Nts., 3/15/09(6)                             13,000,000            13,308,750
--------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
--------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING--3.9%
Rite Aid Corp.:
4.75% Cv. Nts., 12/1/06(6)                                                  45,000,000            29,925,000
5.25% Cv. Sub. Nts., 9/15/02(3)                                             43,000,000            42,570,000
--------------------------------------------------------------------------------------------------------------
Supervalu, Inc., Zero Coupon Cv. Sr. Liquid Yield Option Nts.,
4.47%, 11/2/31(6,10)                                                        60,455,000            17,456,381
                                                                                              ----------------
                                                                                                  89,951,381
--------------------------------------------------------------------------------------------------------------
ENERGY--0.6%
--------------------------------------------------------------------------------------------------------------
OIL & GAS--0.6%
Kerr-McGee Corp., 5.25% Cv. Unsec. Sub. Nts., 2/15/10                       12,000,000            12,960,000
--------------------------------------------------------------------------------------------------------------
FINANCIALS--0.7%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--0.6%
Providian Financial Corp.:
3.25% Cv. Sr. Unsec. Nts., 8/15/05                                          10,000,000             6,025,000
Zero Coupon Cv. Sr. Unsec. Unsub. Nts., 6.49%, 2/15/21(3,10)                27,500,000             7,287,500
                                                                                              ----------------
                                                                                                  13,312,500
--------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Mutual Risk Management Ltd., Zero Coupon Exchangeable Sub. Debs.,
5.25%, 10/30/15(3,10)                                                       19,500,000             1,657,500


                     18 | OPPENHEIMER CAPITAL INCOME FUND
                        |

                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.5%
--------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Shaw Group, Inc. (The), Zero Coupon Cv. Sr. Unsec. Liquid Yield
Option Nts., 3.24%, 5/1/21(10)                                            $  3,000,000        $    1,556,250
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
Tyco International Ltd., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid
Yield Option Nts., 2.56%, 11/17/20(10)                                      49,500,000            31,803,750
--------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.8%
--------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Commscope, Inc., 4% Cv. Unsec  Sub. Nts., 12/15/06                          10,500,000             7,796,250
--------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07                 10,000,000             7,150,000
                                                                                              ----------------
                                                                                                  14,946,250
--------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Solectron Corp.:
Zero Coupon Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts.,
  3.34%, 5/8/20(10)                                                         20,000,000            11,700,000
Zero Coupon Sr. Unsec. Unsub. Liquid Yield Option Nts., 4.27% 10/20/20(10)  20,000,000             8,800,000
                                                                                              ----------------
                                                                                                  20,500,000
--------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.3%
Amkor Technology, Inc.:
5% Cv. Sub. Nts., 3/15/07(6)                                                20,655,000             6,170,681
5% Cv. Unsec. Sub. Nts., 3/15/07                                             5,000,000             1,493,750
5.75% Unsec. Sub. Nts., 6/1/06                                               6,845,000             2,258,850

--------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4% Cv. Unsec  Sub. Nts., 11/1/06                           37,500,000            27,609,375
--------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp., 4% Cv. Sub. Nts., 3/15/05                      20,000,000            14,000,000
                                                                                              ----------------
                                                                                                  51,532,656
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
Level 3 Communications, Inc., 6% Cv. Nts., 9/15/09                          54,000,000            18,630,000
--------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Nextel Communications, Inc.:
4.75% Cv. Nts., 7/1/07                                                      22,500,000            15,890,625
5.25% Cv. Sr. Nts., 1/15/10                                                 22,500,000            14,512,500
                                                                                              ----------------
                                                                                                  30,403,125
--------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Calpine Corp., 4% Cv. Sr. Unsec  Nts., 12/26/06(6)                          27,500,000            15,675,000
                                                                                              ----------------
Total Convertible Corporate Bonds and Notes (Cost $626,365,968)                                  526,848,725


                     19 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF INVESTMENTS  CONTINUED


                                                                             PRINCIPAL          MARKET VALUE
                                                                                AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--4.4%
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Abbott Laboratories Cv. Medium
Term Linked Nts., Series B, 7%, 7/27/03                                   $    684,300        $   24,185,215
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), GlobalSantaFe Corp. Cv. Linked Nts.,
9%, 8/1/03                                                                     700,000            14,060,200
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Schering-Plough Corp. Cv. Medium
Term Linked Nts., Series B, 9%, 7/27/03                                      1,005,000            21,352,230
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Wyeth Cv. Medium Term Linked Nts.,
Series B, 11.50%, 7/27/03                                                      836,100            27,903,165
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, High Yield Index Linked Nts., 8.75%, 5/15/07           12,250,000            11,469,063
                                                                                              ----------------
Total Structured Notes (Cost $97,155,399)                                                         98,969,873

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,381,846,392)                                105.4%        2,401,105,933
--------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                             (5.4)         (123,417,231)
                                                                          ------------------------------------
NET ASSETS                                                                       100.0%       $2,277,688,702
                                                                          ====================================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1.  Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2002 amounts to $91,414,375. Transactions during the period in which the issuer was an affiliate are as follows:

                                 SHARES/                                      SHARES/
                               PRINCIPAL                                    PRINCIPAL       UNREALIZED    DIVIDEND/
                              AUGUST 31,          GROSS         GROSS       AUGUST 31,     APPRECIATION     INTEREST      REALIZED
                                    2001      ADDITIONS     REDUCTIONS             2002   (DEPRECIATION)       INCOME          LOSS
------------------------------------------------------------------------------------------------------------------------------------
STOCKS
CSK Auto Corp.                 1,839,300         25,000          1,686        1,862,614     $(11,149,875)     $     --      $26,947
CSK Auto Corp.,
Restricted                            --      4,524,886*            --        4,524,886       27,239,808            --           --
BONDS AND NOTES
CSK Auto Corp.,
7% Cv. Sub. Nts., 8/1/06     $30,000,000    $        --    $30,000,000*     $        --               --            --           --
CSK Auto, Inc.,
12% Unsec. Nts., 6/15/06              --     10,000,000             --       10,000,000          753,757       580,000           --
                                                                                                               ---------------------
                                                                                                              $580,000      $26,947
                                                                                                              ======================

* Result of conversion from convertible bond to restricted common stock.
3. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.


                     20 | OPPENHEIMER CAPITAL INCOME FUND
                        |

4. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                          CONTRACTS          EXPIRATION          EXERCISE               PREMIUM        MARKET VALUE
                                    SUBJECT TO CALL                DATE             PRICE              RECEIVED          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                        500            10/21/02            $55.00           $    19,500          $   20,000
Unocal Corp.                                    500            10/21/02             37.50               172,872               5,000
Unocal Corp.                                    500            10/21/02             40.00               105,998                  --
Washington Mutual, Inc.                         500            10/21/02             40.00                39,500              45,000
                                                                                                    -------------------------------
                                                                                                        337,870              70,000
                                                                                                    -------------------------------

                                          CONTRACTS          EXPIRATION          EXERCISE               PREMIUM        MARKET VALUE
                                     SUBJECT TO PUT                DATE             PRICE              RECEIVED          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                             449            11/18/02             42.50               227,109             175,110
ACE Ltd.                                        500             9/23/02             30.00               171,497              40,000
American International Group, Inc.            1,000             9/23/02             65.00               491,493             340,000
Bristol-Myers Squibb Co.                        250            10/21/02             25.00                36,999              47,500
Bristol-Myers Squibb Co.                        250            10/21/02             27.50                84,249              85,000
Bristol-Myers Squibb Co.                        299            12/23/02             30.00               214,380             170,430
Cisco Systems, Inc.                             500            10/21/02             15.00               163,498              92,500
Citigroup, Inc.                                 500            12/23/02             30.00               213,497              77,500
Citigroup, Inc.                                 500            12/23/02             35.00               160,998             160,000
Clear Channel Communications, Inc.            2,000             1/20/03             25.00               783,988             280,000
Clear Channel Communications, Inc.              750             1/20/03             30.00               437,743             187,500
Clear Channel Communications, Inc.              500            10/21/02             35.00               468,493             135,000
Clear Channel Communications, Inc.            3,000            10/21/02             40.00             2,623,761           1,830,000
Comcast Corp., Cl. A                            544            10/21/02             35.00               335,053             598,400
ENSCO International, Inc.                       250             9/23/02             30.00               122,648              87,500
ENSCO International, Inc.                       250            12/23/02             30.00               130,498             122,500
General Mills, Inc.                             500            10/21/02             45.00               170,997             175,000
Kinder Morgan, Inc.                             250            10/21/02             45.00               114,248             115,000
Kinder Morgan, Inc.                           1,250            11/18/02             45.00               743,739             637,500
Mattel, Inc.                                    500            10/21/02             17.50                63,499              15,000
Merck & Co., Inc.                               500            10/21/02             50.00                98,499             100,000
Microsoft Corp.                                 500             9/23/02             50.00               218,497             115,000
Microsoft Corp.                                 500            10/21/02             50.00               170,997             170,000
Micron Technology, Inc.                       1,500            10/21/02             22.50               880,487             855,000
Morgan Stanley                                  275            10/21/02             40.00               133,673              55,000
Morgan Stanley                                  550            10/21/02             45.00               343,345             214,500
Morgan Stanley                                  255            10/21/02             50.00               208,332             193,800
Pfizer, Inc.                                    500             9/23/02             32.50                53,499              40,000
Pfizer, Inc.                                    500             9/23/02             30.00                83,498              15,000
Pfizer, Inc.                                  1,950             9/23/02             35.00               413,393             419,250
                                                                                                    -------------------------------
                                                                                                     10,362,607           7,548,990
                                                                                                    -------------------------------
                                                                                                    $10,700,477          $7,618,990
                                                                                                    ===============================

5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $115,042,050 or 5.05% of the Fund's net assets as of August 31, 2002.
7. When-issued security to be delivered and settled after August 31, 2002.
8. Represents the current interest rate for a variable or increasing rate security.
9. Securities with an aggregate market value of $216,993 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
10. Zero coupon bond reflects effective yield on the date of purchase.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     21 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF ASSETS AND LIABILITIES  AUGUST 31, 2002

-----------------------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------------------
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $2,307,275,707)                                                      $2,309,691,558
 Affiliated companies (cost $74,570,685)                                                               91,414,375
                                                                                                   --------------
                                                                                                    2,401,105,933
-----------------------------------------------------------------------------------------------------------------
 Cash                                                                                                      18,970
-----------------------------------------------------------------------------------------------------------------
 Cash used for collateral on written puts                                                              26,598,169
-----------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                      65,726,831
 Interest, dividends and principal paydowns                                                            18,056,207
 Shares of beneficial interest sold                                                                     1,247,436
 Other                                                                                                    105,663
                                                                                                   --------------
 Total assets                                                                                       2,512,859,209

-----------------------------------------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $10,700,477)--see accompanying statement                  7,618,990
-----------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including 174,306,875 purchased on a when-issued basis)                       222,657,984
 Shares of beneficial interest redeemed                                                                 2,632,690
 Distribution and service plan fees                                                                       912,905
 Transfer and shareholder servicing agent fees                                                            630,439
 Shareholder reports                                                                                      534,799
 Daily variation on futures contracts                                                                      46,317
 Trustees' compensation                                                                                     2,415
 Other                                                                                                    133,968
                                                                                                   --------------
 Total liabilities                                                                                    235,170,507
-----------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                        $2,277,688,702
                                                                                                   ==============

-----------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                                        $      233,698
-----------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                         2,329,074,706
-----------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                   18,133,482
-----------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                    (91,996,532)
-----------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                                              22,243,348
                                                                                                   --------------
 NET ASSETS                                                                                        $2,277,688,702
                                                                                                   ==============


                     22 | OPPENHEIMER CAPITAL INCOME FUND
                        |

---------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,873,457,904 and 191,878,831 shares of beneficial interest outstanding)       $ 9.76
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                        $10.36
---------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
 of $327,367,943 and 33,862,697 shares of beneficial interest outstanding)       $ 9.67
---------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
 of $72,791,504 and 7,537,406 shares of beneficial interest outstanding)         $ 9.66
---------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
 of $4,071,351 and 418,605 shares of beneficial interest outstanding)            $ 9.73

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     23 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED AUGUST 31, 2002

----------------------------------------------------------------------------------
 INVESTMENT INCOME
----------------------------------------------------------------------------------
 Dividends                                                            $ 77,101,105
----------------------------------------------------------------------------------
 Interest:
  Unaffiliated companies                                                70,915,443
  Affiliated companies                                                     580,000
                                                                     -------------
 Total investment income                                               148,596,548

----------------------------------------------------------------------------------
 EXPENSES
----------------------------------------------------------------------------------
 Management fees                                                        14,372,477
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 5,199,797
 Class B                                                                 4,110,610
 Class C                                                                   840,947
 Class N                                                                    14,148
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 3,835,934
 Class B                                                                   730,035
 Class C                                                                   147,369
 Class N                                                                     4,913
----------------------------------------------------------------------------------
 Shareholder reports                                                       901,359
----------------------------------------------------------------------------------
 Custodian fees and expenses                                               213,848
----------------------------------------------------------------------------------
 Trustees' compensation                                                     29,499
----------------------------------------------------------------------------------
 Other                                                                     148,394
                                                                     -------------
 Total expenses                                                         30,549,330
 Less reduction to custodian expenses                                       (9,382)
                                                                     -------------
 Net expenses                                                           30,539,948

----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                 118,056,600
----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments:
  Unaffiliated companies (including premiums on options exercised)    (109,030,441)
  Affiliated companies                                                     (26,947)
 Closing of futures contracts                                               45,335
 Closing and expiration of option contracts written                     20,228,225
 Foreign currency transactions                                          (1,344,871)
 Net increase from payments by affiliates                                   13,550
                                                                     -------------
 Net realized loss                                                     (90,115,149)
----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                          (554,600,481)
 Translation of assets and liabilities denominated in foreign
   currencies                                                            1,303,683
                                                                     -------------
 Net change                                                           (553,296,798)
                                                                     -------------
 Net realized and unrealized loss                                     (643,411,947)

----------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(525,355,347)
                                                                     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     24 | OPPENHEIMER CAPITAL INCOME FUND
                        |

STATEMENTS OF CHANGES IN NET ASSETS


 YEAR ENDED AUGUST 31,                                                                 2002                 2001
----------------------------------------------------------------------------------------------------------------
 OPERATIONS
----------------------------------------------------------------------------------------------------------------
 Net investment income                                                       $  118,056,600       $   91,431,736
----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                       (90,115,149)          98,563,934
----------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                                         (553,296,798)          (1,459,013)
                                                                             -----------------------------------
 Net increase (decrease) in net assets resulting
   from operations                                                             (525,355,347)         188,536,657
----------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                        (93,931,397)         (89,710,614)
 Class B                                                                        (14,424,307)         (13,856,744)
 Class C                                                                         (2,953,586)          (2,367,695)
 Class N                                                                           (106,899)              (1,361)
----------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                        (64,030,274)         (92,805,879)
 Class B                                                                        (12,137,001)         (17,996,313)
 Class C                                                                         (2,393,666)          (2,930,775)
 Class N                                                                            (61,281)                  --
----------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                           (904,695)          88,120,939
 Class B                                                                        (41,599,972)           9,692,620
 Class C                                                                          5,678,706           17,337,172
 Class N                                                                          4,218,615              659,783

----------------------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------------------
 Total increase (decrease)                                                     (748,001,104)          84,677,790
----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                          3,025,689,806        2,941,012,016
                                                                             -----------------------------------
 End of period [including undistributed net investment income of
 $18,133,482 and $9,104,384, respectively]                                   $2,277,688,702       $3,025,689,806
                                                                             ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     25 | OPPENHEIMER CAPITAL INCOME FUND
                        |

FINANCIAL HIGHLIGHTS


CLASS A   YEAR ENDED AUGUST 31,                2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period        $12.72      $ 12.88      $ 13.63      $ 13.75      $ 14.12
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .51          .42          .49          .51          .50
 Net realized and unrealized gain (loss)      (2.66)         .41          .32         1.03          .41
                                             ----------------------------------------------------------
 Total from investment operations             (2.15)         .83          .81         1.54          .91
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
   to shareholders:
 Dividends from net investment income          (.48)        (.48)        (.49)        (.49)        (.49)
 Distributions from net realized gain          (.33)        (.51)       (1.07)       (1.17)        (.79)
                                             ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.81)        (.99)       (1.56)       (1.66)       (1.28)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 9.76       $12.72       $12.88       $13.63       $13.75
                                             ==========================================================
-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)         (17.75)%       6.84%        7.24%       11.03%        6.17%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period
   (in thousands)                        $1,873,458   $2,458,272   $2,395,444   $2,926,923   $2,889,472
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)       $2,224,911   $2,432,151   $2,502,535   $3,156,294   $3,071,928
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         4.48%        3.21%        3.78%        3.51%        3.47%
 Expenses                                      0.98%        0.91%        0.93%        0.89%        0.87%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        148%          74%          37%          40%          18%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     26 | OPPENHEIMER CAPITAL INCOME FUND
                        |

 CLASS B   YEAR ENDED AUGUST 31,               2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $12.60      $ 12.76      $ 13.51      $ 13.63      $ 14.01
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .41          .32          .38          .39          .39
 Net realized and unrealized gain (loss)      (2.62)         .41          .32         1.03          .40
                                             ----------------------------------------------------------
 Total from investment operations             (2.21)         .73          .70         1.42          .79
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
   shareholders:
 Dividends from net investment income          (.39)        (.38)        (.38)        (.37)        (.38)
 Distributions from net realized gain          (.33)        (.51)       (1.07)       (1.17)        (.79)
                                             ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.72)        (.89)       (1.45)       (1.54)       (1.17)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 9.67       $12.60       $12.76       $13.51       $13.63
                                             ==========================================================

-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)         (18.31)%       6.05%        6.34%       10.22%        5.32%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $327,368     $477,223     $472,222     $720,721     $634,775
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $410,652     $469,690     $546,390     $749,020     $574,986
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         3.67%        2.44%        3.01%        2.71%        2.68%
 Expenses                                      1.76%        1.68%        1.70%        1.69%        1.67%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        148%          74%          37%          40%          18%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     27 | OPPENHEIMER CAPITAL INCOME FUND
                        |

FINANCIAL HIGHLIGHTS  CONTINUED

 CLASS C   YEAR ENDED AUGUST 31,               2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $12.59      $ 12.76      $ 13.50      $ 13.63      $ 14.02
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .42          .32          .38          .39          .39
 Net realized and unrealized gain (loss)      (2.62)         .40          .32         1.02          .40
                                             ----------------------------------------------------------
 Total from investment operations             (2.20)         .72          .70         1.41          .79
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
   shareholders:
 Dividends from net investment income          (.40)        (.38)        (.37)        (.38)        (.39)
 Distributions from net realized gain          (.33)        (.51)       (1.07)       (1.16)        (.79)
                                             ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.73)        (.89)       (1.44)       (1.54)       (1.18)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 9.66       $12.59       $12.76       $13.50       $13.63
                                             ==========================================================

-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)         (18.30)%       6.00%        6.40%       10.15%        5.30%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period
   (in thousands)                           $72,792      $89,547      $73,346     $119,284      $94,995
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $84,049      $80,390      $84,898     $119,594      $77,052
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                         3.74%        2.44%        3.01%        2.70%        2.68%
 Expenses                                      1.76%        1.68%        1.70%        1.69%        1.67%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        148%          74%          37%          40%          18%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     28 | OPPENHEIMER CAPITAL INCOME FUND
                        |

 CLASS N   YEAR ENDED AUGUST 31,               2002         2001(1)
-------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------

 Net asset value, beginning of period        $12.69      $ 12.96
-------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .50          .28
 Net realized and unrealized loss             (2.66)        (.30)
                                             ----------------------
 Total from investment operations             (2.16)        (.02)
-------------------------------------------------------------------
 Dividends and/or distributions to
   shareholders:
 Dividends from net investment income          (.47)        (.25)
 Distributions from net realized gain          (.33)          --
                                             ----------------------
 Total dividends and/or distributions to
   shareholders                                (.80)        (.25)
-------------------------------------------------------------------
 Net asset value, end of period              $ 9.73       $12.69
                                             ======================

-------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)         (17.89)%      (0.18)%
-------------------------------------------------------------------

-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------
 Net assets, end of period (in thousands)    $4,071         $648
-------------------------------------------------------------------
 Average net assets (in thousands)           $2,839         $214
-------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                         4.74%        2.94%
 Expenses                                      1.25%        1.17%
-------------------------------------------------------------------
 Portfolio turnover rate                        148%          74%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     29 | OPPENHEIMER CAPITAL INCOME FUND
                        |

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Capital Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as much current income as is compatible with prudent investment. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the underlying securities and increases the volatility of each note's market value relative to the change in the underlying security prices. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of August 31, 2002, the market value of these securities comprised 4.4% of the Fund's net assets, and resulted in unrealized gains in the current period of $1,814,474.


                     30 | OPPENHEIMER CAPITAL INCOME FUND
                        |

--------------------------------------------------------------------------------
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of August 31, 2002, the Fund had entered into when-issued purchase commitments of $174,306,875.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                     31 | OPPENHEIMER CAPITAL INCOME FUND
                        |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of August 31, 2002, the Fund had approximately $71,301,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately $184,000 of post-October foreign currency losses which were deferred.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                     32 | OPPENHEIMER CAPITAL INCOME FUND
                        |

    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2002, amounts have been reclassified to reflect an increase in undistributed net investment income of $2,388,687. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the years ended August 31, 2002 and August 31, 2001 was as follows:


                                                    YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 2002   AUGUST 31, 2001
                 ---------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                $118,904,111        $105,936,414
                 Long-term capital gain           71,134,300         113,732,967
                 Return of capital                        --                  --
                                                --------------------------------
                 Total                          $190,038,411        $219,669,381
                                                ================================

 As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income     $ 18,133,482
                 Accumulated net realized loss            (91,996,532)
                 Net unrealized appreciation               22,243,348
                                                         ------------
                 Total                                   $(51,619,702)
                                                         ============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     33 | OPPENHEIMER CAPITAL INCOME FUND
                        |

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                       YEAR ENDED AUGUST 31, 2002             YEAR ENDED AUGUST 31, 2001(1)
                                      SHARES               AMOUNT               SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                             18,148,756         $206,380,355           19,693,851         $253,926,557
 Dividends and/or
 distributions reinvested         12,606,412          145,364,495           13,680,385          168,977,357
 Redeemed                        (32,149,618)        (352,649,545)         (26,145,434)        (334,782,975)
                                 --------------------------------------------------------------------------
 Net increase (decrease)          (1,394,450)        $   (904,695)           7,228,802         $ 88,120,939
                                 ==========================================================================

-----------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                              6,320,365         $ 70,958,107            7,837,432         $ 99,951,476
 Dividends and/or
 distributions reinvested          2,201,008           25,204,122            2,479,247           30,352,277
 Redeemed                        (12,525,612)        (137,762,201)          (9,451,946)        (120,611,133)
                                 --------------------------------------------------------------------------
 Net increase (decrease)          (4,004,239)        $(41,599,972)             864,733         $  9,692,620
                                 ==========================================================================

-----------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                              1,886,328         $ 21,124,579            3,211,146         $ 41,111,852
 Dividends and/or
 distributions reinvested            432,179            4,940,085              401,329            4,914,815
 Redeemed                         (1,891,475)         (20,385,958)          (2,251,323)         (28,689,495)
                                 --------------------------------------------------------------------------
 Net increase                        427,032         $  5,678,706            1,361,152         $ 17,337,172
                                 ==========================================================================

-----------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                472,713         $  5,351,965               50,932         $    658,442
 Dividends and/or
 distributions reinvested             14,683              167,638                  103                1,341
 Redeemed                           (119,826)          (1,300,988)                  --                   --
                                 --------------------------------------------------------------------------
 Net increase                        367,570         $  4,218,615               51,035         $    659,783
                                 ==========================================================================

 1. For the year ended August 31, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for Class N shares.


                     34 | OPPENHEIMER CAPITAL INCOME FUND
                        |

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2002, were $4,120,889,642 and $4,258,719,476, respectively.

 As of August 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $2,402,455,714 was composed of:

            Gross unrealized appreciation        $ 294,934,776
            Gross unrealized depreciation         (296,284,557)
                                                 -------------
            Net unrealized depreciation          $  (1,349,781)
                                                 =============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $100 million of average annual net assets, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million.
    The Manager will reimburse the fund for certain losses (realized or unrealized) on a portfolio investment, often caused by a situation outside the Fund's, or its Manager's, direct control, such as an issuer default or a decline in fair value. For the year ended August 31, 2002, the Manager made reimbursements in the amount of $13,550 related to losses incurred by changes in security valuation.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


                     35 | OPPENHEIMER CAPITAL INCOME FUND
                        |

NOTES TO FINANCIAL STATEMENTS  CONTINUED


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         AGGREGATE        CLASS A      CONCESSIONS        CONCESSIONS      CONCESSIONS      CONCESSIONS
                         FRONT-END      FRONT-END       ON CLASS A         ON CLASS B       ON CLASS C       ON CLASS N
                     SALES CHARGES  SALES CHARGES           SHARES             SHARES           SHARES           SHARES
 YEAR                   ON CLASS A    RETAINED BY      ADVANCED BY        ADVANCED BY      ADVANCED BY      ADVANCED BY
 ENDED                      SHARES    DISTRIBUTOR   DISTRIBUTOR(1)     DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------------
 August 31, 2002        $2,233,812       $667,845         $203,793         $1,929,632         $154,139          $45,149

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               CLASS A          CLASS B           CLASS C           CLASS N
                            CONTINGENT       CONTINGENT        CONTINGENT        CONTINGENT
                              DEFERRED         DEFERRED          DEFERRED          DEFERRED
                         SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES
 YEAR                      RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY
 ENDED                     DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
-------------------------------------------------------------------------------------------
 August 31, 2002                $9,652         $736,732           $10,425              $261


--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended August 31, 2002 , payments under the Class A Plan totaled $5,199,797, all of which were paid by the Distributor to recipients, and included $338,493 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2002, were as follows:

                                                                                 DISTRIBUTOR'S
                                                              DISTRIBUTOR'S          AGGREGATE
                                                                  AGGREGATE       UNREIMBURSED
                                                               UNREIMBURSED      EXPENSES AS %
                        TOTAL PAYMENTS   AMOUNT RETAINED           EXPENSES      OF NET ASSETS
                            UNDER PLAN    BY DISTRIBUTOR         UNDER PLAN           OF CLASS
----------------------------------------------------------------------------------------------
 Class B Plan               $4,110,610        $3,224,608        $10,921,681              3.34%
 Class C Plan                  840,947           163,048          2,143,424              2.94
 Class N Plan                   14,148            14,204            117,059              2.88



                     36 | OPPENHEIMER CAPITAL INCOME FUND
                        |

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as closing and expiration of futures contracts.


                     37 | OPPENHEIMER CAPITAL INCOME FUND
                        |

NOTES TO FINANCIAL STATEMENTS  CONTINUED


--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS Continued
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of August 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                              UNREALIZED
                            EXPIRATION    NUMBER OF    VALUATION AS OF      APPRECIATION
 CONTRACT DESCRIPTION            DATES    CONTRACTS    AUGUST 31, 2002    (DEPRECIATION)
----------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Treasury Nts., 5 yr.    12/19/02          156        $17,342,813        $ (11,656)
 U.S. Treasury Nts., 10 yr.   12/19/02          439         49,071,969           40,539
                                                                              ---------
                                                                                 28,883
                                                                              ---------
 CONTRACTS TO SELL
 U.S. Long Bonds              12/19/02          456         50,017,500          (71,250)
 U.S. Treasury Nts., 2 yr.    12/27/02          177         37,648,453          (55,313)
                                                                              ---------
                                                                               (126,563)
                                                                              ---------
                                                                              $ (97,680)
                                                                              =========

--------------------------------------------------------------------------------
 7. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                     38 | OPPENHEIMER CAPITAL INCOME FUND
                        |

 Written option activity for the year ended August 31, 2002 was as follows:

                                                  CALL OPTIONS                           PUT OPTIONS
                                ------------------------------        ------------------------------
                                NUMBER OF            AMOUNT OF        NUMBER OF            AMOUNT OF
                                CONTRACTS             PREMIUMS        CONTRACTS             PREMIUMS
----------------------------------------------------------------------------------------------------
 Options outstanding as of
 August 31, 2001                   26,025         $  3,768,483            6,846         $  1,966,123
 Options written                  264,140           27,665,915          103,205           31,404,540
 Options closed or expired       (253,246)         (27,586,434)         (68,816)         (15,583,904)
 Options exercised                (34,919)          (3,510,094)         (20,163)          (7,424,152)
                                --------------------------------------------------------------------
 Options outstanding as of
 August 31, 2002                    2,000         $    337,870           21,072         $ 10,362,607
                                ====================================================================

--------------------------------------------------------------------------------
 8. ILLIQUID OR RESTRICTED SECURITIES
 As of August 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of August 31, 2002 was $136,592,055, which represents 6% of the Fund's net assets, of which $57,239,808 is considered restricted. Information concerning restricted securities is as follows:

                           ACQUISITION                        VALUATION AS OF            UNREALIZED
 SECURITY                         DATE                COST    AUGUST 31, 2002          APPRECIATION
---------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 CSK Auto Corp.                8/14/02         $30,000,000        $57,239,808           $27,239,808

--------------------------------------------------------------------------------
 9. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the year ended or at August 31, 2002.


                     39 | OPPENHEIMER CAPITAL INCOME FUND
                        |

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER CAPITAL INCOME FUND:

 We have audited the accompanying statement of assets and liabilities of Oppenheimer Capital Income Fund, including the statement of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Income Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

 DELOITTE & TOUCHE LLP

 Denver, Colorado
 September 23, 2002


                     40 | OPPENHEIMER CAPITAL INCOME FUND
                        |

FEDERAL INCOME TAX INFORMATION UNAUDITED

--------------------------------------------------------------------------------
 In early 2003, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends and distributions of $0.4512, $0.4282, $0.4292 and $0.4502 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 19, 2001, of which $0.2997 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).
    Dividends paid by the Fund during the fiscal year ended August 31, 2002 which are not designated as capital gain distributions should be multiplied by 60.22% to arrive at the amount eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     41 | OPPENHEIMER CAPITAL INCOME FUND
                        |

TRUSTEES AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS,(1) AGE,                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS / OTHER TRUSTEESHIPS/DIRECTORSHIPS
POSITION(S) HELD WITH FUND              HELD BY TRUSTEE / NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN
AND LENGTH OF TIME SERVED(2)            BY TRUSTEE

INDEPENDENT TRUSTEES

JAMES C. SWAIN,                         Formerly Chief Executive Officer (until August 27, 2002) of the Funds, Vice
Chairman and Trustee                    Chairman (until January 2, 2002) of the Manager and President and a director
(since 1992)                            (until 1997) of Centennial Asset Management Corporation (a wholly-owned
Age: 68                                 investment advisory subsidiary of the Manager). Oversees 41 portfolios in the
                                        OppenheimerFunds complex.


WILLIAM L. ARMSTRONG,                   Chairman of the following private mortgage banking companies: Cherry Creek
Trustee (since 1999)                    Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
Age: 65                                 The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
                                        (since 1997); Chairman of the following private companies: Great Frontier
                                        Insurance (insurance agency) (since 1995) and Ambassador Media Corporation
                                        (since 1984); a director of the following public companies: Storage Technology
                                        Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc.
                                        (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991). Formerly Director of International Family Entertainment
                                        (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc.
                                        (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991).
                                        Oversees 41 portfolios in the OppenheimerFunds complex.


ROBERT G. AVIS,                         Formerly Mr. Avis held the following positions: Director and President of A.G.
Trustee (since 1993)                    Edwards Capital, Inc. (General Partner of private equity funds) (until February
Age: 71                                 2001); Chairman, President and Chief Executive Officer of A.G. Edwards Capital,
                                        Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and
                                        Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary)
                                        (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset
                                        Management (investment advisor) (until March 1999); and a Director (until March
                                        2000) of A.G. Edwards & Sons and A.G. Edwards Trust Company. Oversees 41
                                        portfolios in the OppenheimerFunds complex.


GEORGE C. BOWEN,                        Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice
Trustee (since 1997)                    President (from September 1987) and Treasurer (from March 1985) of the Manager;
Age: 65                                 Vice President (from June 1983) and Treasurer (since March 1985) of
                                        OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice
                                        President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation;
                                        Vice President (since October 1989) and Treasurer (since April 1986) of
                                        HarbourView Asset Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of
                                        Centennial Capital Corporation (an investment advisory subsidiary of the
                                        Manager); Vice President and Treasurer (since August 1978) and Secretary (since
                                        April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the
                                        Manager); Vice President, Treasurer and Secretary (since November 1989) of
                                        Shareholder Financial Services, Inc. (a transfer agent subsidiary of the
                                        Manager); Assistant Treasurer (since March 1998) of Oppenheimer Acquisition


1. The address of each Trustee is 6803 S. Tucson Way, Centennial, CO 80112-3924.
2. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.


                     42 | OPPENHEIMER CAPITAL INCOME FUND
                        |


GEORGE C. BOWEN,                        Corp. (the Manager's parent corporation); Treasurer (since November 1989) of
Continued                               Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                        Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real
                                        Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief
                                        Executive Officer and director (since March 1996) of MultiSource Services, Inc.
                                        (a broker-dealer subsidiary of the Manager); Treasurer (since October 1997) of
                                        OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
                                        (offshore fund management subsidiaries of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.


EDWARD L. CAMERON,                      A member of The Life Guard of Mount Vernon, George Washington's home (since June
Trustee (since 1999)                    2000). Formerly (March 2001-May 2002) Director of Genetic ID, Inc. and its
Age: 63                                 subsidiaries (a privately held biotech company); a partner with
                                        PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman
                                        (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry
                                        Services Group. Oversees 41 portfolios in the OppenheimerFunds complex.


JON S. FOSSEL,                          Chairman and Director (since 1998) of Rocky Mountain Elk Foundation
Trustee (since 1992)                    (a not-for-profit foundation); and a director (since October 1999) of P.R.
Age: 60                                 Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Oversees 41 portfolios in the OppenheimerFunds complex.


SAM FREEDMAN,                           A trustee or director of other Oppenheimer funds. Formerly (until October 1994)
Trustee (since 1996)                    Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 61                                 Manager. Oversees 41 portfolios in the OppenheimerFunds complex.


BEVERLY L. HAMILTON,                    Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2002)                    Investment Fund (open-end investment companies); Director of MML Services (since
Age: 55                                 April 1987) and America Funds Emerging Markets Growth Fund (since October 1991)
                                        (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula,
                                        (since February 2002); a trustee (since February 2000) of Monterey International
                                        Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit.
                                        Mrs. Hamilton also is a member of the investment committees of the Rockefeller
                                        Foundation, the University of Michigan and Hartford Hospital. Formerly, Mrs.
                                        Hamilton held the following position: President (February 1991-April 2000) ARCO
                                        Investment Management Company. Oversees 40 portfolios in the OppenheimerFunds complex.


ROBERT J. MALONE,                       Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S.
Trustee (since 2002)                    Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization)
Age: 57                                 (since 1986) and a trustee of the Gallagher Family Foundation (since 2000).
                                        Formerly, Mr. Malone held the following positions: Chairman of U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July
                                        1996-April 1, 1999) and a director of Commercial Assets, Inc. (1993-2000).
                                        Oversees 40 portfolios in the OppenheimerFunds complex.


F. WILLIAM MARSHALL, JR.,               Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2000)                    Investment Fund (open-end investment companies); Trustee and Chairman (since May
Age: 60                                 1987) of the investment committee for the Worcester Polytech Institute;
                                        President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable organization); Trustee (since 1995) of the Springfield Library and Museum Association; Trustee (since 1996) of the Community Music


                     43 | OPPENHEIMER CAPITAL INCOME FUND
                        |


TRUSTEES AND OFFICERS  CONTINUED

F. WILLIAM MARSHALL, JR.,               School of Springfield; Member of the investment committee of the Community
Continued                               Foundation of Western Massachusetts (since 1998). Formerly Chairman (January
                                        1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank); President,
                                        Chief Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp,
                                        Inc. and SIS Bank (formerly Springfield Institution for Savings) and Executive
                                        Vice President (January 1999-July 1999) of Peoples Heritage Financial Group,
                                        Inc. Oversees 41 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
AND OFFICER

JOHN V. MURPHY,(3,4)                    Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,                  (since September 2000) of the Manager; President and a director or trustee of
Trustee (since October 2001)            other Oppenheimer funds; President and a director (since July 2001) of
Age: 53                                 Oppenheimer Acquisition Corp. and of Oppenheimer Partnership Holdings, Inc.; a
                                        director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman
                                        and a director (since July 2001) of Shareholder Services, Inc. and of
                                        Shareholder Financial Services, Inc.; President and a director (since July 2001)
                                        of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of
                                        OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial
                                        Asset Management Corporation (since November 2001), HarbourView Asset Management
                                        Corporation and OFI Private Investments, Inc. (since July 2001); President
                                        (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                        Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                        Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of Massachusetts
                                        Mutual Life Insurance Company (the Manager's parent company); a director (since
                                        June 1995) of DBL Acquisition Corporation; formerly, Chief Operating Officer
                                        (September 2000-June 2001) of the Manager; President and trustee (November
                                        1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                                        Funds (open-end investment companies); a director (September 1999-August 2000)
                                        of C.M. Life Insurance Company; President, Chief Executive Officer and director
                                        (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                                        (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                        wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 69 portfolios in the
                                        OppenheimerFunds complex.


------------------------------------------------------------------------------------------------------------------------
OFFICERS(5,6)

MICHAEL S. LEVINE,                      Vice President (since June 1998) of the Manager; an officer of 4 portfolios in
Vice President (since 1999)             the OppenheimerFunds complex; formerly Assistant Vice President and Portfolio
Age: 36                                 Manager of the Manager (April 1996-June 1998); prior to joining the Manager in
                                        June 1994, he was a portfolio manager and research associate for Amas
                                        Securities, Inc. (February 1990-February 1994).

3. The address of Mr. Murphy is 498 Seventh Avenue, New York, NY 10018.
4. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.
5. The address of each Officer is 498 Seventh Avenue, New York, NY 10018 except for Messrs. Masterson, Vottiero, Wixted and Ms. Ives, whose address is 6803 S. Tucson Way, Centennial, CO 80112-3924.
6. Each Officer serves for an annual term or until his or her resignation, death or removal.


                     44 | OPPENHEIMER CAPITAL INCOME FUND
                        |


BRIAN W. WIXTED,                        Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer, Principal Financial          (since March 1999) of HarbourView Asset Management Corporation, Shareholder
and Accounting Officer                  Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
(since 1999)                            Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
Age: 42                                 Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                        Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset
                                        Management, Inc. (since November 2000); Treasurer and Chief Financial Officer
                                        (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the
                                        Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                        Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief Operating Officer (March 1995-March 1999), Bankers Trust
                                        Company-Mutual Fund Services Division. An officer of 85 portfolios in the
                                        OppenheimerFunds complex.


PHILIP F. VOTTIERO,                     Vice President/Fund Accounting of the Manager (since March 2002); formerly Vice
Assistant Treasurer                     President/Corporate Accounting of the Manager (July 1999-March 2002) prior to
(since August 2002)                     which he was Chief Financial Officer at Sovlink Corporation (April 1996-June
Age: 39                                 1999). An officer of 72 portfolios in the OppenheimerFunds complex.


ROBERT G. ZACK,                         Senior Vice President (since May 1985) and General Counsel (since February 2002)
Vice President & Secretary              of the Manager; General Counsel and a director (since November 2001) of
(since November 2001)                   OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
Age: 54                                 (since November 2001) of HarbourView Asset Management Corporation; Vice
                                        President and a director (since November 2000) of Oppenheimer Partnership
                                        Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                        November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                        Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                        Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                        Centennial Asset Management Corporation; a director (since November 2001) of
                                        Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                        (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                        (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                        November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                        (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                        2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                        1985-November 2001), Shareholder Financial Services, Inc. (November
                                        1989-November 2001); OppenheimerFunds International Ltd. And Oppenheimer
                                        Millennium Funds plc (October 1997-November 2001). An officer of 85 portfolios in the OppenheimerFunds complex.


PHILIP T. MASTERSON,                    Vice President and Assistant Counsel of the Manager (since July 1998); formerly,
Assistant Secretary                     an associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An
(since August 2002)                     officer of 72 portfolios in the OppenheimerFunds complex.
Age: 38


DENIS R. MOLLEUR,                       Vice President and Senior Counsel of the Manager (since July 1999); formerly a
Assistant Secretary                     Vice President and Associate Counsel of the Manager (September 1995-July 1999).
(since November 2001)                   An officer of 82 portfolios in the OppenheimerFunds complex.
Age: 44


KATHERINE P. FELD,                      Vice President and Senior Counsel (since July 1999) of the Manager; Vice
Assistant Secretary                     President (since June 1990) of OppenheimerFunds Distributor, Inc.; Director,
(since November 2001)                   Vice President and Secretary (since June 1999) of Centennial Asset Management
Age: 44                                 Corporation; Vice President (since 1997) of Oppenheimer Real Asset Management,
                                        Inc.; formerly Vice President and Associate Counsel of the Manager (June
                                        1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.


                     45 | OPPENHEIMER CAPITAL INCOME FUND
                        |


TRUSTEES AND OFFICERS  CONTINUED

KATHLEEN T. IVES,                       Vice President and Assistant Counsel (since June 1998) of the Manager; Vice
Assistant Secretary                     President (since 1999) of OppenheimerFunds Distributor, Inc.; Vice President and
(since November 2001)                   Assistant Secretary (since 1999) of Shareholder Services, Inc.; Assistant
Age: 36                                 Secretary (since December 2001) of OppenheimerFunds Legacy Program and
                                        Shareholder Financial Services, Inc.; formerly Assistant Vice President and
                                        Assistant Counsel of the Manager (August 1997-June 1998); Assistant Counsel of
                                        the Manager (August 1994-August 1997). An officer of 85 portfolios in the
                                        OppenheimerFunds complex.



THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                     46 | OPPENHEIMER CAPITAL INCOME FUND
                        |

OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
 INVESTMENT ADVISOR                     OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 DISTRIBUTOR                            OppenheimerFunds Distributor, Inc.

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 TRANSFER AND SHAREHOLDER               OppenheimerFunds Services
 SERVICING AGENT

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 INDEPENDENT AUDITORS                   Deloitte & Touche LLP

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 LEGAL COUNSEL TO THE FUND              Myer, Swanson, Adams & Wolf, P.C.

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 LEGAL COUNSEL TO THE                   Mayer Brown Rowe & Maw
 INDEPENDENT TRUSTEES

                                        OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                                        OPPENHEIMERFUNDS DISTRIBUTOR, INC.,
                                        498 SEVENTH AVENUE, NEW YORK, NY, 10018.


         (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


                     47 | OPPENHEIMER CAPITAL INCOME FUND
                        |

PRIVACY POLICY NOTICE

AS AN OPPENHEIMER FUND SHAREHOLDER, YOU ARE ENTITLED TO KNOW HOW WE PROTECT YOUR PERSONAL INFORMATION AND HOW WE LIMIT ITS DISCLOSURE.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:

o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.
We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:

o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


                     48 | OPPENHEIMER CAPITAL INCOME FUND
                        |

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

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This joint notice describes the privacy policies of Oppenheimer funds,
OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.CALL OPP (1.800.225.5677).


                     49 | OPPENHEIMER CAPITAL INCOME FUND
                        |

INFORMATION AND SERVICES

                                [GRAPHIC OMITTED]

                                   eDOCSDIRECT

GET THIS REPORT ONLINE!

You can quickly view, download and print this report at your convenience. It's EASY, FAST, CONVENIENT, and FREE!

With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll cut down on paper mail and help reduce fund expenses!!

Sign up for EDOCS DIRECT today at

WWW.OPPENHEIMERFUNDS.COM

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INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
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PHONELINK(1) and GENERAL INFORMATION
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET Sat
(January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
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WRITTEN CORRESPONDENCE AND TRANSACTION REQUESTS
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

FOR OVERNIGHT DELIVERY
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
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TICKER SYMBOLS
Class A: OPPEX  Class B: OPEBX  Class C: OPECX  Class N: OCINX
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1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


                                                               [GRAPHIC OMITTED]


                                                             OPPENHEIMERFUNDS(R)
                                                              Distribution, Inc.

RA0300.001.0802 October 30, 2002